CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions	Total	Stated share capital [member]	Other reserves [member]	Retained earnings [member]
Beginning balance at Jun. 30, 2019	R 2,688.6	R 5,072.8	R 453.6	R (2,837.8)
Total comprehensive income [abstract]
Profit for the year	635.0			635.0
Other comprehensive income	190.6			190.6
Total comprehensive income	825.6			825.6
Contributions and distributions
Issue of ordinary shares	1,085.6	1,085.6
Expenses incurred on issue of ordinary shares	(0.5)	(0.5)
Reallocation of the equity instruments on exercise of the Sibanye-Stillwater option	0.0		(453.6)	453.6
Dividend on ordinary shares	(565.1)			(565.1)
Equity settled share-based payment	6.0			6.0
Total contributions and distributions	526.0	1,085.1	(453.6)	(105.5)
Ending balance at Jun. 30, 2020	4,040.2	6,157.9	0.0	(2,117.7)
Total comprehensive income [abstract]
Profit for the year	1,439.9			1,439.9
Other comprehensive income	(34.4)			(34.4)
Total comprehensive income	1,405.5			1,405.5
Contributions and distributions
Dividend on ordinary shares	(641.3)			(641.3)
Equity settled share-based payment	16.0			16.0
Total contributions and distributions	(625.3)	0.0	0.0	(625.3)
Ending balance at Jun. 30, 2021	4,820.4	6,157.9	0.0	(1,337.5)
Total comprehensive income [abstract]
Profit for the year	1,123.8			1,123.8
Other comprehensive income	(9.1)			(9.1)
Total comprehensive income	1,114.7			1,114.7
Contributions and distributions
Dividend on ordinary shares	(513.6)			(513.6)
Treasury shares disposed of for the vesting of the equitty-settled share-based payment	0.0	15.4		(15.4)
Equity settled share-based payment	18.4			18.4
Total contributions and distributions	(495.2)	15.4	0.0	(510.6)
Ending balance at Jun. 30, 2022	R 5,439.9	R 6,173.3	R 0.0	R (733.4)